                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Account Management, LLC
Address:  17 Arlington Street
          Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter de Roetth
Title:  Principal
Phone:  617-236-4200

Signature, Place, and Date of Signing:

Peter de Roetth (signature on file)         Boston, MA        May 14, 2009
-----------------------------------      -----------------  -----------------
              [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

5/14/2009

Page 1 of 3    FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                                                                (SEC USE ONLY)
                                                                                                              -------------------
                                                                                                                    Item 8:
                                                                            Item 6:                            Voting Authority
                                                                     Investment Discretion                         (Shares)
                                                       Item 5:  --------------------------------              -------------------
                       Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-               Item 7:
       Item 1:         Title of   CUSIP   Fair Market Principal          As Defined  (c) Shared-   Managers    (a)     (b)   (c)
   Name of Issuer       Class    Number      Value     Amount   (a) Sole in Instr. V    Other    See Instr. V  Sole   Shared None
---------------------  -------- --------- ----------- --------- -------- ----------- ----------- ------------ ------- ------ ----
Berkshire Hathaway      Common
  Hld B                 Stock   084670207  8,682,780      3,079   3,079                                         3,079
Berkshire Hathaway      Common
  Inc. CL "A"           Stock   084670108  1,040,400         12      12                                            12
Airvana, Inc.           Common
                        Stock   00950V101    760,500    130,000 130,000                                       130,000
Credit Acceptance       Common
  Corporation           Stock   225310101 10,965,896    510,279 510,279                                       510,279
Encana Corporation      Common
                        Stock   292505104    710,675     17,500  17,500                                        17,500
FCStone Group Inc.      Common
                        Stock   31308T100     74,100     32,500  32,500                                        32,500
Gold Bullion Ltd.       Common
                        Stock   Q1868U112    227,896      2,500   2,500                                         2,500
Energy Recovery Inc.    Common
                        Stock   29270J100    965,200    127,000 127,000                                       127,000
Maxim Integrated        Common
  Products              Stock   57772K101  6,125,609    463,710 463,710                                       463,710
Ritchie Bros. Auction   Common
                        Stock   767744105  2,247,531    120,900 120,900                                       120,900
Gammon Gold Inc.        Common
                        Stock   36467T106    705,230    109,000 109,000                                       109,000
Cisco Systems, Inc      Common
                        Stock   17275R102    226,395     13,500  13,500                                        13,500
XTO Energy Inc.         Common
                        Stock   98385X106  1,660,370     54,225  54,225                                        54,225
   COLUMN TOTALS                          34,392,582  1,584,205

5/14/2009

Page 2 of 3    FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                                                                (SEC USE ONLY)
                                                                                                              -------------------
                                                                                                                    Item 8:
                                                                            Item 6:                            Voting Authority
                                                                     Investment Discretion                         (Shares)
                                                       Item 5:  --------------------------------              -------------------
                       Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-               Item 7:
       Item 1:         Title of   CUSIP   Fair Market Principal          As Defined  (c) Shared-   Managers    (a)     (b)   (c)
   Name of Issuer       Class    Number      Value     Amount   (a) Sole in Instr. V    Other    See Instr. V  Sole   Shared None
---------------------- -------- --------- ----------- --------- -------- ----------- ----------- ------------ ------- ------ ----
Barrick Gold            Common
  Corporation           Stock   067901108  6,493,305    200,287 200,287                                       200,287
Canadian Natural        Common
  Resources             Stock   136385101    462,720     12,000  12,000                                        12,000
Goldman Sachs Group     Common
  Inc                   Stock   38141G104    212,040      2,000   2,000                                         2,000
Johnson & Johnson       Common
                        Stock   478160104  1,236,100     23,500  23,500                                        23,500
Leucadia National Corp  Common
                        Stock   527288104    595,600     40,000  40,000                                        40,000
Goldcorp Inc.           Common
                        Stock   380956409  2,571,056     79,550  79,550                                        79,550
Monsanto Co. (New)      Common
                        Stock    6116W101  1,786,650     21,500  21,500                                        21,500
Philip Morris Intl      Common
                        Stock   718172109    579,954     16,300  16,300                                        16,300
Innerworkings Inc.      Common
                        Stock   45773Y105    564,532    131,900 131,900                                       131,900
Kinross Gold CP         Common
                        Stock   496902404  1,093,644     61,200  61,200                                        61,200
Proshares Trust         Common
                        Stock   74347R297    589,140     13,500  13,500                                        13,500
Pan Amer Silver         Common
                        Stock   697900108    215,660     12,380  12,380                                        12,380
Powersecure             Common
  International, Inc.   Stock   73936N105  1,850,169    540,985 540,985                                       540,985
SPDR Gold Trust         Common
                        Stock   78463V107    891,966      9,880   9,880                                         9,880
   COLUMN TOTALS                          19,142,536  1,164,982

5/14/2009

Page 3 of 3    FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                                                                (SEC USE ONLY)
                                                                                                              -------------------
                                                                                                                    Item 8:
                                                                            Item 6:                            Voting Authority
                                                                     Investment Discretion                         (Shares)
                                                       Item 5:  --------------------------------              -------------------
                       Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-               Item 7:
       Item 1:         Title of   CUSIP   Fair Market Principal          As Defined  (c) Shared-   Managers    (a)     (b)   (c)
   Name of Issuer       Class    Number      Value     Amount   (a) Sole in Instr. V    Other    See Instr. V  Sole   Shared None
---------------------- -------- --------- ----------- --------- -------- ----------- ----------- ------------ ------- ------ ----
Petaquilla Minerals    Common
  LTD                   Stock   716013107    173,745   495,000  495,000                                       495,000
Transdigm Group Inc.   Common
                        Stock   893641100  1,011,472    30,800   30,800                                        30,800
Penn West Energy Trust Common
                        Stock   707885109    502,211    52,920   52,920                                        52,920
                       Common
                        Stock                                         0                                             0
                       Common
                        Stock                                         0                                             0
                       Common
                         Stock                                        0                                             0
                       Common
                         Stock                                        0                                             0
                       Common
                         Stock                                        0                                             0
                       Common
                         Stock                                        0                                             0
                       Common
                         Stock                                        0                                             0
                       Common
                         Stock                                        0                                             0
                       Common
                         Stock                                        0                                             0
                       Common
                         Stock                                        0                                             0
   COLUMN TOTALS                           1,687,428   578,720

5/14/2009

Page 4 of 4    FORM 13 F     Name of Reporting Manager Account Management, LLC

                                                                                                             (SEC USE ONLY)
                                                                                                            ----------------
                                                                                                                Item 8:
                                                                          Item 6:                           Voting Authority
                                                                   Investment Discretion                        (Shares)
                                                     Item 5:  --------------------------------              ----------------
                       Item 2:  Item 3:   Item 4:   Shares or          (b) Shared-               Item 7:
       Item 1:         Title of  CUSIP  Fair Market Principal          As Defined  (c) Shared-   Managers   (a)   (b)   (c)
   Name of Issuer       Class   Number     Value     Amount   (a) Sole in Instr. V    Other    See Instr. V Sole Shared None
---------------------  -------- ------- ----------- --------- -------- ----------- ----------- ------------ ---- ------ ----
                       Common
                        Stock                                    0                                           0
                       Common
                        Stock                                    0                                           0
                       Common
                        Stock                                    0                                           0
                       Common
                        Stock                                    0                                           0
                       Common
                        Stock                                    0                                           0
                       Common
                         Stock                                   0                                           0
                       Common
                         Stock                                   0                                           0
                       Common
                         Stock                                   0                                           0
                       Common
                         Stock                                   0                                           0
                       Common
                         Stock                                   0                                           0
                                             0          0